FINANCIAL INSTRUMENTS (Changes in the fair values of the asset with Level 3 valuation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 10, 2011	Jan. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as at December 31, 2014	$ 73,656	76,925
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as at December 31, 2013	20,546
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	3,197
Balance as at December 31, 2014	23,743
Interest Income [Member] | Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	$ 3,200
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stated interest rate				3.75%
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stated interest rate					3.25%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Concentration risk, percentage	37.00%	38.00%	54.00%